Provisions (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS
Summary of Breakdown of Provisions
a)	The breakdown of provisions as of December 31, 2019 and 2018, is as follows:

	Current		Non-current
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings	2,320,885	3,884,018	11,210,305	13,468,858
Decommissioning or restoration (1)	—	—	160,649,977	92,402,517
Other provisions	1,745,080	1,704,768	—	—
Total	4,065,965	5,588,786	171,860,282	105,871,375
(1)	See Note 3.a

Summary of Changes in Provisions

Changes in provisions as of December 31, 2019 and 2018, are as follows:

	Legal Proceedings	Decommissioning or Restoration	Environment and Other Provisions	Total
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance at January 1, 2019	17,352,876	92,402,517	1,704,768	111,460,161
Increase (decrease) in existing provisions (1)	3,749,833	62,688,286	40,168	66,478,287
Provisions used	(3,946,144)	(31,436)	(11)	(3,977,591)
Reversal of unused provision	(3,612,445)	—	—	(3,612,445)
Increase from adjustment to time value of money (2)	—	4,356,650	—	4,356,650
Foreign currency translation	(12,930)	1,233,960	155	1,221,185
Total changes in provisions	(3,821,686)	68,247,460	40,312	64,466,086
Balance at December 31, 2019	13,531,190	160,649,977	1,745,080	175,926,247

	Legal Proceedings	Decommissioning or Restoration	Environment and Other Provisions	Total
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance at January 1, 2018	17,433,976	64,486,647	2,138,385	84,059,008
Increase (decrease) in existing provisions (1)	1,842,257	23,395,295	(253,939)	24,983,613
Provisions used	(1,150,386)	—	(501,234)	(1,651,620)
Reversal of unused provision	(743,927)	—	—	(743,927)
Increase from adjustment to time value of money (2)	—	3,176,001	—	3,176,001
Foreign currency translation	(29,044)	1,344,574	321,556	1,637,086
Total changes in provisions	(81,100)	27,915,870	(433,617)	27,401,153
Balance at December 31, 2018	17,352,876	92,402,517	1,704,768	111,460,161
(1)

The variation experienced by the dismantling or restoration provisions during the year ended December 31, 2019, is mainly due to the increase in disbursements expected from the early closure of the Tarapacá and Bocamina I plants, which is part of the Group's agreement with the Ministry of Energy for the progressive closure of coal-fired power plants (see Note 18.e.x); and to a lesser extent due to an increase in the present value of the provisions, for a low discount rates applied.

(2)	Corresponding to financial update, see Note 34